FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Fair value measurement of assets	The Company's fair values of financial assets and liabilities

	December 31, 2023
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$367.1	$367.1	$—	$—	$367.1
Restricted cash	90.5	90.5	—	—	90.5
Marketable securities	14.2	14.2	—	—	14.2
Bond fund investments	2.0	2.0	—	—	2.0
Deferred consideration from the sale of Sadiola	15.2	—	—	15.2	15.2
Derivatives
Currency contracts	1.6	—	1.6	—	1.6
Crude oil contracts[1]	5.7	—	5.7	—	5.7
Embedded derivative - prepayment options on Term Loan	5.1	—	5.1	—	5.1
	$501.4	$473.8	$12.4	$15.2	$501.4
Liabilities
Derivatives
Gold bullion contracts	$(9.2)	$—	$(9.2)	$—	$(9.2)
TARF	(1.4)	—	(1.4)	—	(1.4)
Extendible Forwards[2]	(0.5)	—	(0.5)	—	(0.5)
Long-term debt - Notes[3]	(452.5)	(388.3)	—	—	(388.3)
Long-term debt - Term Loan[4]	(400.9)	—	(411.0)	—	(411.0)
Long-term debt - equipment loans[5]	(7.3)	—	(7.3)	—	(7.3)
	$(871.8)	$(388.3)	$(429.4)	$—	$(817.7)
1.Includes hedge and non-hedge derivatives.
2.The carrying amount excludes unamortized deferred gains of $nil.
3.The carrying amount excludes unamortized deferred transaction costs of $4.5 million and the embedded derivative.
4.The carrying amount excludes unamortized deferred transaction costs of $8.2 million, the 3% original discount and the embedded derivative.
5.The carrying amount excludes unamortized deferred transaction costs of $0.1 million.

	December 31, 2022
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$407.8	$407.8	$—	$—	$407.8
Restricted cash	56.3	56.3	—	—	56.3
Marketable securities and warrants	6.1	5.7	—	0.4	6.1
Bond fund investments	2.0	2.0	—	—	2.0
Deferred consideration from the sale of Sadiola	19.6	—	—	19.6	19.6
Derivatives
Currency contracts	3.3	—	3.3	—	3.3
Crude oil contracts[1]	36.2	—	36.2	—	36.2
Gold bullion contracts	4.6	—	4.6	—	4.6
	$535.9	$471.8	$44.1	$20.0	$535.9
Liabilities
Derivatives
Currency contracts	$(0.1)	$—	$(0.1)	$—	$(0.1)
Gold bullion contracts	(4.7)	—	(4.7)	—	(4.7)
TARF	(11.2)	—	(11.2)	—	(11.2)
Extendible Forwards[2]	(1.8)	—	(1.8)	—	(1.8)
Long-term debt - Credit Facility	(455.0)	—	(455.0)	—	(455.0)
Long-term debt - Notes[3]	(453.1)	(352.5)	—	—	(352.5)
Long-term debt - equipment loan[4]	(16.2)	—	(15.8)	—	(15.8)
	$(942.1)	$(352.5)	$(488.6)	$—	$(841.1)
1.Includes hedge and non-hedge derivatives.
2.The carrying amount excludes unamortized deferred gains of $0.9 million.
3.The carrying amount excludes unamortized deferred transaction costs of $5.5 million and the embedded derivative.
4.The carrying amount excludes unamortized deferred transaction costs of $0.1 million.

Fair value measurement of liabilities	The Company's fair values of financial assets and liabilities

	December 31, 2023
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$367.1	$367.1	$—	$—	$367.1
Restricted cash	90.5	90.5	—	—	90.5
Marketable securities	14.2	14.2	—	—	14.2
Bond fund investments	2.0	2.0	—	—	2.0
Deferred consideration from the sale of Sadiola	15.2	—	—	15.2	15.2
Derivatives
Currency contracts	1.6	—	1.6	—	1.6
Crude oil contracts[1]	5.7	—	5.7	—	5.7
Embedded derivative - prepayment options on Term Loan	5.1	—	5.1	—	5.1
	$501.4	$473.8	$12.4	$15.2	$501.4
Liabilities
Derivatives
Gold bullion contracts	$(9.2)	$—	$(9.2)	$—	$(9.2)
TARF	(1.4)	—	(1.4)	—	(1.4)
Extendible Forwards[2]	(0.5)	—	(0.5)	—	(0.5)
Long-term debt - Notes[3]	(452.5)	(388.3)	—	—	(388.3)
Long-term debt - Term Loan[4]	(400.9)	—	(411.0)	—	(411.0)
Long-term debt - equipment loans[5]	(7.3)	—	(7.3)	—	(7.3)
	$(871.8)	$(388.3)	$(429.4)	$—	$(817.7)
1.Includes hedge and non-hedge derivatives.
2.The carrying amount excludes unamortized deferred gains of $nil.
3.The carrying amount excludes unamortized deferred transaction costs of $4.5 million and the embedded derivative.
4.The carrying amount excludes unamortized deferred transaction costs of $8.2 million, the 3% original discount and the embedded derivative.
5.The carrying amount excludes unamortized deferred transaction costs of $0.1 million.

	December 31, 2022
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$407.8	$407.8	$—	$—	$407.8
Restricted cash	56.3	56.3	—	—	56.3
Marketable securities and warrants	6.1	5.7	—	0.4	6.1
Bond fund investments	2.0	2.0	—	—	2.0
Deferred consideration from the sale of Sadiola	19.6	—	—	19.6	19.6
Derivatives
Currency contracts	3.3	—	3.3	—	3.3
Crude oil contracts[1]	36.2	—	36.2	—	36.2
Gold bullion contracts	4.6	—	4.6	—	4.6
	$535.9	$471.8	$44.1	$20.0	$535.9
Liabilities
Derivatives
Currency contracts	$(0.1)	$—	$(0.1)	$—	$(0.1)
Gold bullion contracts	(4.7)	—	(4.7)	—	(4.7)
TARF	(11.2)	—	(11.2)	—	(11.2)
Extendible Forwards[2]	(1.8)	—	(1.8)	—	(1.8)
Long-term debt - Credit Facility	(455.0)	—	(455.0)	—	(455.0)
Long-term debt - Notes[3]	(453.1)	(352.5)	—	—	(352.5)
Long-term debt - equipment loan[4]	(16.2)	—	(15.8)	—	(15.8)
	$(942.1)	$(352.5)	$(488.6)	$—	$(841.1)
1.Includes hedge and non-hedge derivatives.
2.The carrying amount excludes unamortized deferred gains of $0.9 million.
3.The carrying amount excludes unamortized deferred transaction costs of $5.5 million and the embedded derivative.
4.The carrying amount excludes unamortized deferred transaction costs of $0.1 million.

Fair value of marketable securities and warrants

Marketable securities included in level 3
Balance, December 31, 2022	$0.4
Reclassification to Level 1	(0.4)
Balance, December 31, 2023	$—